UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-05407

Trust for Credit Unions

(Exact name of registrant as specified in charter)

4400 Computer Drive

Westborough, MA 01581

(Address of principal executive offices) (Zip code)

Copies to:
Jay Johnson	Mary Jo Reilly, Esq.
Callahan Financial Services, Inc.	Drinker Biddle & Reath LLP
1001 Connecticut Avenue NW, Suite 1001	One Logan Square, Suite 2000
Washington, DC 20036	Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (800) 342-5828

Date of fiscal year end:  August 31

Date of reporting period:  November 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

TRUST FOR CREDIT UNIONS

MONEY MARKET PORTFOLIO

Portfolio of Investments — November 30, 2012 (unaudited)

Par Value		Value

U.S. GOVERNMENT AGENCY SECURITIES - 23.96%
	Federal Farm Credit Bank - 0.92%
$ 500,000	0.612%, 12/14/12 (a)	$500,000
1,700,000	0.188%, 08/15/14 (a)	1,699,419

		2,199,419

	Federal Home Loan Bank - 14.24%
800,000	0.210%, 12/10/12	799,993
2,000,000	0.200%, 04/30/13	1,999,609
300,000	0.210%, 05/17/13	299,942
350,000	0.200%, 05/22/13	349,914
200,000	0.230%, 05/23/13	199,978
15,000	0.230%, 05/24/13	14,998
700,000	0.230%, 05/29/13	699,921
15,000,000	0.160%, 06/05/13	14,999,150
100,000	0.230%, 06/07/13	99,988
50,000	0.280%, 06/10/13	50,000
200,000	0.350%, 06/10/13	200,099
300,000	0.230%, 06/12/13	299,963
300,000	0.230%, 06/18/13	299,962
500,000	0.420%, 06/21/13	500,454
100,000	1.875%, 06/21/13	100,885
300,000	0.125%, 06/28/13	299,765
500,000	0.240%, 06/28/13	499,952
300,000	0.290%, 07/01/13	300,000
500,000	0.210%, 10/01/13	499,947
200,000	0.210%, 10/10/13	199,991
70,000	0.300%, 10/18/13	70,050
7,050,000	0.375%, 10/18/13	7,058,871
4,000,000	3.625%, 10/18/13	4,118,549

		33,961,981

	Federal Home Loan Mortgage Corporation - 2.25%
5,000,000	0.168%, 03/21/13 (a)	4,999,554
80,000	0.375%, 10/15/13	80,109
70,000	0.875%, 10/28/13	70,414
200,000	0.375%, 10/30/13	200,294

		5,350,371

	Federal National Mortgage Association - 6.55%
6,000,000	0.339%, 12/20/12 (a)	6,000,006
1,500,000	0.221%, 05/17/13 (a)	1,499,791
3,000,000	1.500%, 06/26/13	3,020,803
3,414,000	4.375%, 07/17/13	3,502,777
1,600,000	0.500%, 08/09/13	1,602,567

		15,625,944

	Total U.S. Government Agency Securities	57,137,715

	(Cost $57,137,715)

U.S. TREASURY OBLIGATIONS - 1.99%
	United States Treasury Notes & Bonds - 1.99%
1,600,000	3.375%, 06/30/13	1,628,633
400,000	0.125%, 09/30/13	399,731
300,000	3.125%, 09/30/13	307,210
2,400,000	0.500%, 10/15/13	2,406,063

		4,741,637

	Total U.S. Treasury Obligations	4,741,637

	(Cost $4,741,637)

Par Value		Value

U.S. GOVERNMENT-BACKED OBLIGATION - 1.05%
$ 2,500,000	Wells Fargo Bank
	0.429%, 12/20/13 (a)	$2,500,000

	Total U.S. Government-Backed Obligations	2,500,000

	(Cost $2,500,000)

REPURCHASE AGREEMENTS - 79.24%
50,000,000	Bank of Nova Scotia, 0.230%, Dated 11/30/12, matures 12/03/12, repurchase price $50,000,958 (collateralized by U.S. Government Obligations with interest rates of 2.500% to 4.000% due 08/01/26 to 11/01/27, total market value $51,500,987)	50,000,000
31,500,000	Barclays, 0.240%, Dated 11/30/12, matures 12/03/12, repurchase price $31,500,630 (collateralized by a U.S. Government Obligation with an interest rate of 4.000% due 11/01/42, total market value $32,130,001)	31,500,000
40,000,000	BNP Paribas, 0.230%, Dated 11/30/12, matures 12/03/12, repurchase price $40,000,767 (collateralized by U.S. Government Obligations with interest rates of 2.490% to 8.5000% due 06/15/18 to 11/15/42, total market value $40,800,000)	40,000,000
52,500,000	Deutsche Bank, 0.250%, Dated 11/30/12, matures 12/03/12, repurchase price $52,501,094 (collateralized by a U.S. Government Obligation with an interest rate of 4.000% due 05/20/42, total market value $53,550,001)	52,500,000
15,000,000	UBS, 0.230%, Dated 11/30/12, matures 12/03/12, repurchase price $15,000,287 (collateralized by U.S. Government Obligations with interest rates of 4.500% to 5.000% due 09/20/40 to 12/20/41, total market value $15,300,001)	15,000,000

	Total Repurchase Agreements	189,000,000

	(Cost $189,000,000)

	Total Investments - 106.24%	253,379,352

	(Cost $253,379,352) (b)

	Net Other Assets and Liabilities - (6.24)%	(14,877,460)

	Net Assets - 100.00%	$238,501,892

(a)	Variable rate securities. Interest rates disclosed are those which are in effect at November 30, 2012. Maturity date shown is the date of the next coupon rate reset or actual maturity.
(b)	At November 30, 2012, cost is identical for book and federal income tax purposes.

See accompanying notes to portfolio of investments.

TRUST FOR CREDIT UNIONS

ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO

Portfolio of Investments — November 30, 2012 (unaudited)

Par Value		Value

ASSET-BACKED SECURITIES - 0.22%

	Federal National Mortgage Association - 0.22%
$ 161,354	Series 2001-W4, Class AV1
	0.488%, 02/25/32 (a)	$155,185
252,577	Series 2002-W2, Class AV1
	0.468%, 06/25/32 (a)	252,317
1,133,791	Series 2002-T7, Class A1
	0.428%, 07/25/32 (a)	1,065,183

	Total Asset-Backed Securities	1,472,685

	(Cost $1,547,873)

COLLATERALIZED MORTGAGE OBLIGATIONS - 22.50%

	Federal Home Loan Mortgage Corporation REMIC -6.66%
21,070	Series 1009, Class D
	0.850%, 10/15/20 (a)	21,226
60,662	Series 1066, Class P
	1.150%, 04/15/21 (a)	61,383
84,852	Series 1222, Class P
	1.340%, 03/15/22 (a) (b)	86,704
193,450	Series 1250, Class J
	7.000%, 05/15/22 (b)	216,217
94,532	Series 1448, Class F
	1.650%, 12/15/22 (a) (d)	96,996
1,638,298	Series 3084, Class FN
	0.708%, 12/15/34 (a) (d)	1,650,993
6,844,646	Series 3033, Class CI
	5.500%, 01/15/35 (b)	7,257,994
8,427,847	Series 3208, Class FH
	0.608%, 08/15/36 (a)	8,442,720
769,815	Series 3231, Class FB
	0.558%, 10/15/36 (a)	773,130
6,954,968	Series 3827, Class J
	4.000%, 11/15/36 (d)	7,057,763
709,165	Series 3314, Class FC
	0.608%, 12/15/36 (a)	712,920
1,513,409	Series 3545, Class FA
	1.058%, 06/15/39 (a)	1,526,844
7,890,412	Series 4103, Class DF
	0.558%, 09/15/40 (a) (d)	7,916,119
1,387,917	Series 3830, Class FD
	0.568%, 03/15/41 (a)	1,397,376
1,398,778	Series 3827, Class KF
	0.578%, 03/15/41 (a)	1,408,571
663,413	Series 3868, Class FA
	0.608%, 05/15/41 (a)	666,880
6,042,796	Series 4039, Class FA
	0.708%, 05/15/42 (a)	6,089,338

		45,383,174

	Federal National Mortgage Association REMIC - 14.32%
219,438	Series 1993-225, Class WC
	6.500%, 12/25/13 (b)	224,399
2,500,000	Series 2009-M2, Class A2
	3.334%, 01/25/19 (d)	2,658,234
393,668	Series 1990-145, Class A
	1.104%, 12/25/20 (a)	397,766
540,034	Series 1991-67, Class J
	7.500%, 08/25/21 (b)	616,436
446,806	Series 1992-137, Class F
	1.219%, 08/25/22 (a)	453,854
487,938	Series 1993-27, Class F
	1.369%, 02/25/23 (a) (c)	496,657

Par Value		Value

	Federal National Mortgage Association REMIC - (continued)
$ 249,346	Series 1998-21, Class F
	0.530%, 03/25/28 (a)	$249,233
5,314,214	Series 2011-137, Class A
	4.000%, 06/25/29 (d)	5,520,969
429,158	Series 2000-16, Class ZG
	8.500%, 06/25/30 (d)	497,770
474,035	Series 2000-32, Class Z
	7.500%, 10/18/30	564,393
4,894,393	Series 2005-65, Class WL
	5.500%, 07/25/34 (b)	5,085,388
2,294,515	Series 2005-102, Class DF
	0.508%, 11/25/35 (a)	2,297,487
1,038,999	Series 2006-45, Class TF
	0.608%, 06/25/36 (a)	1,046,131
1,051,914	Series 2006-76, Class QF
	0.608%, 08/25/36 (a) (b)	1,061,143
1,406,226	Series 2006-79, Class PF
	0.608%, 08/25/36 (a) (b)	1,418,737
2,246,926	Series 2006-111, Class FA
	0.588%, 11/25/36 (a)	2,259,940
936,137	Series 2007-75, Class VF
	0.658%, 08/25/37 (a)	944,486
2,210,329	Series 2007-85, Class FC
	0.748%, 09/25/37 (a)	2,234,051
1,551,465	Series 2007-86, Class FC
	0.778%, 09/25/37 (a)	1,566,206
1,499,531	Series 2007-92, Class OF
	0.778%, 09/25/37 (a)	1,512,796
1,742,348	Series 2007-99, Class FD
	0.808%, 10/25/37 (a)	1,757,656
2,724,220	Series 2011-42, Class MH
	4.000%, 12/25/37 (d)	2,766,160
2,459,716	Series 2011-54, Class CM
	4.000%, 12/25/37 (d)	2,504,116
2,960,107	Series 2010-89, Class CF
	0.658%, 02/25/38 (a)	2,987,206
3,717,302	Series 2012-63, Class FE
	0.608%, 06/25/38 (a) (d)	3,734,134
8,178,169	Series 2012-56, Class FG
	0.708%, 03/25/39 (a) (d)	8,254,382
1,415,714	Series 2012-93, Class KF
	0.608%, 05/25/39 (a) (d)	1,421,947
584,967	Series 2009-84, Class WF
	1.308%, 10/25/39 (a)	593,017
3,670,418	Series 2012-103, Class GF
	0.608%, 02/25/40 (a) (d)	3,687,591
3,405,349	Series 2010-123, Class FL
	0.638%, 11/25/40 (a)	3,422,621
7,530,540	Series 2011-110, Class FE
	0.608%, 04/25/41 (a) (b)	7,584,927
1,710,949	Series 2011-59, Class FW
	0.568%, 07/25/41 (a)	1,720,752
2,242,850	Series 2011-63, Class FG
	0.658%, 07/25/41 (a)	2,264,960
766,550	Series 2011-86, Class DF
	0.708%, 09/25/41 (a)	774,485
4,924,140	Series 2012-38, Class JE
	3.250%, 04/25/42 (b)	5,051,939
3,584,632	Series 2012-65, Class FB
	0.728%, 06/25/42 (a)	3,607,122
4,818,628	Series 2012-71, Class FL
	0.708%, 07/25/42 (a)	4,843,117

See accompanying notes to portfolio of investments.

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ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO

Portfolio of Investments (continued) — November 30, 2012 (unaudited)

Par Value		Value

	Federal National Mortgage Association REMIC - (continued)
$ 9,459,220	Series 2012-82, Class FA
	0.638%, 08/25/42 (a)	$9,485,547

		97,567,755

	National Credit Union Administration - 1.52%
1,084,974	Series 2010-R2, Class 1A
	0.679%, 11/06/17 (a)	1,089,000
793,936	Series 2011-R1, Class 1A
	0.609%, 01/08/20 (a)	797,595
2,608,234	Series 2011-R2, Class 1A
	0.739%, 02/06/20 (a)	2,617,403
1,200,065	Series 2011-R4, Class 1A
	0.598%, 03/06/20 (a)	1,202,362
1,256,597	Series 2011-R3, Class 1A
	0.609%, 03/11/20 (a)	1,260,622
1,112,295	Series 2011-R5, Class 1A
	0.589%, 04/06/20 (a)	1,114,250
954,214	Series 2011-R6, Class 1A
	0.589%, 05/07/20 (a)	955,854
601,414	Series 2010-R1, Class 1A
	0.659%, 10/07/20 (a)	604,727
175,879	Series 2010-R1, Class 2A
	1.840%, 10/07/20 (d)	177,638
523,620	Series 2010-A1, Class A
	0.559%, 12/07/20 (a)	523,883

		10,343,334

	Total Collateralized Mortgage Obligations	153,294,263

	(Cost $152,771,113)

MORTGAGE-BACKED OBLIGATIONS - 27.20%

	Federal Home Loan Mortgage Corporation - 3.56%
120,202	1.431%, 02/01/18 (a)	121,040
223,314	2.913%, 11/01/18 (a)	229,841
1,114,253	6.876%, 11/01/19 (a)	1,198,170
54,420	1.905%, 11/01/22 (a)	55,544
165,244	2.120%, 11/01/22 (a)	170,147
107,580	2.654%, 10/01/24 (a)	112,905
161,715	3.377%, 10/01/25 (a)	167,661
587,879	3.554%, 08/01/28 (a)	632,291
75,885	1.798%, 07/01/29 (a)	78,247
372,630	2.697%, 05/01/31 (a)	397,006
10,805,268	2.375%, 03/01/35 (a)	11,561,345
3,670,670	2.372%, 04/01/35 (a)	3,936,450
5,239,021	2.774%, 06/01/37 (a)	5,608,174

		24,268,821

	Federal Home Loan Mortgage Corporation Gold - 0.20%
21,804	6.500%, 09/01/13	21,976
25,387	6.500%, 10/01/13	25,755
12,828	6.500%, 05/01/14	13,011
26,315	6.500%, 06/01/14	27,293
80,696	6.000%, 12/01/14	82,469
113,391	8.000%, 12/01/15	120,816
118,894	6.000%, 03/01/16	126,579
20,984	6.500%, 07/01/16	21,283
270,910	5.000%, 10/01/17	291,158
328,499	5.000%, 11/01/17	351,842
213,667	5.500%, 01/01/20	231,839
6,802	4.500%, 07/01/23	7,249

		1,321,270

Par Value		Value

	Federal National Mortgage Association - 22.82%
$ 3,261	5.023%, 10/01/13 (a)	$3,286
96,258	8.500%, 04/01/16	103,255
75,968	4.001%, 07/01/17 (a)	80,945
42,952	1.665%, 11/01/17 (a)	43,293
111,708	2.147%, 11/01/17 (a)	113,541
54,885	2.397%, 11/01/17 (a)	56,032
159,993	2.133%, 03/01/18 (a)	162,622
2,129,511	2.800%, 03/01/18	2,305,785
4,496,569	3.620%, 03/01/18	5,015,649
28,143	1.894%, 05/01/18 (a)	28,608
950,000	3.840%, 05/01/18	1,075,370
60,884	2.068%, 06/01/18 (a)	62,135
711,842	2.741%, 10/01/18 (a)	732,208
36,712	2.650%, 02/01/19 (a)	37,730
45,773	1.878%, 05/01/19 (a)	46,591
119,604	6.864%, 12/01/19 (a)	129,099
122,597	1.875%, 01/01/20 (a)	124,187
15,007	5.000%, 01/01/20	16,328
77,906	1.960%, 05/01/20 (a)	79,338
250,445	5.792%, 05/01/20 (a)	269,307
1,071,842	3.416%, 10/01/20	1,191,841
877,670	3.632%, 12/01/20	988,237
1,795,257	4.374%, 06/01/21	2,103,818
415,286	6.624%, 02/01/22 (a)	446,563
52,548	3.020%, 01/01/23 (a)	54,359
141,048	3.024%, 03/01/24 (a)	144,258
32,105	2.860%, 04/01/25 (a)	34,337
132,306	5.909%, 10/01/25 (a)	142,270
391,049	3.176%, 02/01/27 (a)	405,680
141,154	2.024%, 07/01/27 (a)	144,602
208,885	2.436%, 07/01/27 (a)	215,270
248,792	4.659%, 01/01/29 (a)	272,116
58,454	4.653%, 02/01/29 (a)	63,934
3,692,473	2.824%, 08/01/29 (a)	3,789,674
92,676	2.263%, 07/01/31 (a)	98,290
93,516	2.380%, 07/01/32 (a)	99,512
64,502	2.880%, 07/01/32 (a)	69,169
34,369	6.000%, 08/01/32	38,534
287,109	2.751%, 09/01/32 (a)	308,731
432,994	2.507%, 01/01/33 (a)	454,043
109,657	2.334%, 06/01/33 (a)	116,583
1,543,806	4.611%, 08/01/33 (a)	1,688,538
17,701	6.000%, 11/01/33	19,802
895,848	2.196%, 04/01/34 (a)	947,850
3,330,482	6.000%, 05/01/34	3,734,006
542,536	2.319%, 07/01/34 (a)	569,779
549,732	2.319%, 08/01/34 (a)	577,403
547,759	6.000%, 09/01/34	611,387
5,578,792	2.366%, 10/01/34 (a)	5,961,119
12,356	6.000%, 10/01/34	13,791
5,833,079	2.390%, 11/01/34 (a)	6,212,417
127,621	6.000%, 05/01/35	141,149
2,184,538	2.320%, 06/01/35 (a)	2,320,693
8,000,000	5.000%, 01/01/36	8,692,143
5,638,548	6.000%, 01/01/36	6,236,259
630,972	6.000%, 02/01/36	697,858
8,994	6.000%, 05/01/36	9,884
27,519	6.000%, 07/01/36	30,242
2,857,174	6.000%, 08/01/36	3,139,957
1,962,297	6.000%, 10/01/36	2,156,512
2,604,974	2.761%, 12/01/36 (a)	2,783,288
62,192	6.000%, 12/01/36	68,347
149,640	6.000%, 01/01/37	164,450

See accompanying notes to portfolio of investments.

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ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO

Portfolio of Investments (continued) — November 30, 2012 (unaudited)

Par Value		Value

	Federal National Mortgage Association - (continued)
$ 366,819	6.000%, 02/01/37	$403,125
461,956	5.000%, 03/01/37	500,768
1,555,164	6.000%, 03/01/37	1,709,084
10,249	6.000%, 06/01/37	11,264
1,418,789	2.867%, 07/01/37 (a)	1,525,641
441,716	6.000%, 07/01/37	485,434
664,137	6.000%, 08/01/37	729,868
5,919,097	2.827%, 09/01/37 (a)	6,314,034
46,680	6.000%, 09/01/37	51,300
5,073,265	6.000%, 11/01/37	5,569,041
547,347	6.500%, 11/01/37	612,281
7,391,686	6.000%, 12/01/37	8,123,265
3,323,891	2.612%, 01/01/38 (a)	3,550,236
691,810	6.000%, 01/01/38	766,542
6,737,506	6.000%, 02/01/38	7,396,902
395,132	6.000%, 03/01/38	434,083
978,844	6.000%, 05/01/38	1,075,723
513,104	6.000%, 06/01/38	563,971
363,469	6.000%, 07/01/38	399,152
2,756,813	6.000%, 08/01/38	3,023,633
557,787	6.000%, 09/01/38	614,998
1,291,315	6.000%, 10/01/38	1,417,556
308,886	6.000%, 11/01/38	338,828
203,392	6.000%, 12/01/38	223,077
10,907	6.000%, 01/01/39	11,962
3,500,546	2.287%, 05/01/39 (a)	3,742,040
392,495	6.000%, 06/01/39	431,342
90,191	6.000%, 08/01/39	99,011
16,664	6.000%, 10/01/39	18,477
387,900	4.500%, 02/01/40	418,110
5,000,001	6.000%, 04/01/40	5,494,867
733,949	6.000%, 10/01/40	806,590
3,000,000	4.500%, 12/01/42 TBA (g)	3,232,500
5,000,000	5.500%, 12/01/42 TBA (g)	5,434,375
19,000,000	5.500%, 01/01/43 TBA (g)	20,654,336
816,351	2.319%, 08/01/44 (a)	857,813

		155,485,233

	Government National Mortgage Association - 0.62%
64,480	7.000%, 04/15/26	76,717
452,988	2.250%, 04/20/34 (a)	485,915
1,904,547	1.750%, 06/20/34 (a)	1,997,104
1,578,257	1.750%, 08/20/34 (a)	1,655,886

		4,215,622

	Total Mortgage-Backed Obligations	185,290,946

	(Cost $182,858,776)

AGENCY DEBENTURES - 29.03%
	Federal Farm Credit Bank
45,000,000	0.179%, 10/28/13 (a)	44,996,625
	Federal Farm Credit Bank
25,000,000	0.189%, 10/28/13 (a)	25,000,400
	Federal Home Loan Bank
3,700,000	0.210%, 01/04/13	3,700,096
	Federal Home Loan Mortgage Corp
26,000,000	0.160%, 06/03/13 (a)	25,998,674
	Federal Home Loan Mortgage Corp
16,500,000	0.158%, 06/17/13 (a)	16,507,640
	Federal Home Loan Mortgage Corp
1,700,000	0.375%, 11/27/13	1,702,604

Par Value		Value
	Federal Home Loan Mortgage Corp
$ 9,000,000	0.500%, 01/24/14	$9,004,077
	Federal Home Loan Mortgage Corp
30,400,000	3.000%, 07/31/19	30,915,858
	Federal National Mortgage Association
33,900,000	0.221%, 05/17/13 (a)	33,904,136
	Small Business Administration
60,301	1.075%, 03/25/14 (a)	60,255
	Sri Lanka Government Aid Bond
6,000,000	0.612%, 11/01/24 (a) (e)	5,970,000

	Total Agency Debentures	197,760,365

	(Cost $197,933,165)

U.S. TREASURY OBLIGATIONS - 7.21%

	United States Treasury Notes & Bonds - 7.21%
12,800,000	0.250%, 10/31/13	12,806,003
10,200,000	0.250%, 02/28/14	10,203,182
6,800,000	0.250%, 03/31/14	6,801,856
19,300,000	0.250%, 04/30/14	19,305,269

	Total U.S. Treasury Obligations	49,116,310

	(Cost $49,104,382)

U.S. GOVERNMENT-BACKED OBLIGATIONS - 3.14%
	FDIC Structured Sale Guaranteed Notes
2,082,752	Series 2010-S1, Class 1A 0.762%, 02/25/48 (a)	2,084,481
	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Through Certificates
1,840,345	Series K501, Class A1 1.337%, 06/25/16 (d)	1,873,899
	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Through Certificates
5,300,000	Series K501, Class A2 1.655%, 11/25/16 (d)	5,478,355
	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Through Certificates
1,700,000	Series K703, Class A2 2.699%, 05/25/18 (d)	1,841,447
	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Through Certificates
3,106,056	Series KF01, Class A 0.564%, 04/25/19 (a)	3,108,230
	National Credit Union Administration, Guaranteed Notes
7,000,000	Series 2011-A1 0.229%, 06/12/13 (a)	7,000,070

	Total U.S. Government-Backed Obligations	21,386,482

	(Cost $21,070,686)

See accompanying notes to portfolio of investments.

TRUST FOR CREDIT UNIONS

ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO

Portfolio of Investments (continued) — November 30, 2012 (unaudited)

Par Value		Value

REPURCHASE AGREEMENT - 15.41%
$ 105,000,000	Merrill Lynch, 0.200%, Dated 11/30/12, matures 12/03/12, repurchase price $105,001,750 (collateralized by a U.S. Treasury Bond with an interest rate of 5.000% due 05/15/38, total market value $107,100,103)	$105,000,000

	Total Repurchase Agreement	105,000,000

	(Cost $105,000,000)
	Total Investments - 104.71%	713,321,051

	(Cost $710,285,995) (f)

TBA SALE COMMITMENTS - (2.24)%
	Federal National Mortgage Association – (2.24)%
(8,000,000)	5.000%, 12/01/42 (g)	(8,671,250)
(6,000,000)	6.000%, 12/01/42 (g)	(6,577,500)

	Total TBA Sale Commitments - (2.24)%	(15,248,750)

	(Proceeds $15,273,906)
	Net Other Assets and Liabilities - (2.47)%	(16,820,848)

	Net Assets - 100.00%	$681,251,453

(a)	Variable rate securities. Interest rates disclosed are those which are in effect at November 30, 2012. Maturity date shown is the date of the next coupon rate reset or actual maturity.
(b)	The security has PAC (Planned Amortization Class) collateral.
(c)	The security has Support collateral.
(d)	This security has Sequential collateral.
(e)	Security has been valued at fair market value as determined in good faith by or under the direction of the Board of Trustees of the Trust. As of November 30, 2012, this security amounted to $5,970,000 or 0.9% of net assets.
(f)	Cost for U.S. federal income tax purposes is $710,285,995. As of November 30, 2012 the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,904,820 and the aggregate gross unrealized depreciation for all securities in which was an excess of tax cost over value was $869,764.
(g)	Represents or includes a TBA transaction. Unsettled TBA transactions as of November 30, 2012 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Credit Suisse Securities (USA) LLC	$23,920,899	($18,008)
Deutsche Bank	3,232,500	234
JPMorgan Chase Bank N.A.	(13,080,938)	22,969

	$14,072,461	$5,195

See accompanying notes to portfolio of investments.

TRUST FOR CREDIT UNIONS

SHORT DURATION PORTFOLIO

Portfolio of Investments — November 30, 2012 (unaudited)

Par Value		Value

COLLATERALIZED MORTGAGE OBLIGATIONS - 18.77%
	Federal Home Loan Mortgage Corporation REMIC - 8.73%
$ 220,574	Series 1448, Class F 1.650%, 12/15/22 (a) (c)	$226,325
469,454	Series 1980, Class Z 7.000%, 07/15/27 (c)	539,393
2,744,133	Series 2236, Class Z 8.500%, 06/15/30 (c)	3,376,896
12,692,541	Series 3208, Class FA 0.608%, 08/15/36 (a)	12,739,326
5,567,775	Series 3827, Class J 4.000%, 11/15/36 (c)	5,650,067
3,325,987	Series 3367, Class YF 0.758%, 09/15/37 (a)	3,360,584
5,853,644	Series 3371 class FA 0.808%, 09/15/37 (a)	5,905,291
3,645,334	Series 4097, Class AF 0.608%, 07/15/39 (a) (c)	3,661,311
6,695,507	Series 4103, Class DF 0.558%, 09/15/40 (a) (c)	6,717,321
1,138,804	Series 3830, Class FD 0.568%, 03/15/41 (a)	1,146,565
1,147,715	Series 3827, Class KF 0.578%, 03/15/41 (a)	1,155,750
3,407,592	Series 4039, Class FA 0.708%, 05/15/42 (a)	3,433,837

		47,912,666

	Federal National Mortgage Association REMIC - 7.36%
111,607	Series 2001-42, Class HG 10.000%, 09/25/16	121,474
80,970	Series 1988-12, Class A 3.781%, 02/25/18 (a)	85,409
448,601	Series G92-44, Class Z 8.000%, 07/25/22	494,217
3,919,493	Series 2005-65, Class WL 5.500%, 07/25/34 (b)	4,072,445
956,973	Series 2006-45, Class TF 0.608%, 06/25/36 (a)	963,542
970,998	Series 2006-76, Class QF 0.608%, 08/25/36 (a) (b)	979,516
765,930	Series 2007-75, Class VF 0.658%, 08/25/37 (a)	772,761
6,221,842	Series 2007-91, Class FB 0.808%, 10/25/37 (a)	6,310,771
1,963,043	Series 2011-54, Class CM 4.000%, 12/25/37 (c)	1,998,478
2,181,143	Series 2011-42, Class MH 4.000%, 12/25/37 (c)	2,214,721
2,103,210	Series 2012-63, Class FE 0.608%, 06/25/38 (a) (c)	2,112,734
1,217,018	Series 2012-93, Class KF 0.608%, 05/25/39 (a) (c)	1,222,375
3,149,615	Series 2012-103, Class GF 0.608%, 02/25/40 (a) (c)	3,164,352
1,929,139	Series 2010-123, Class FL 0.638%, 11/25/40 (a)	1,938,923
3,294,611	Series 2011-110, Class FE 0.608%, 04/25/41 (a) (b)	3,318,406
1,578,060	Series 2011-59, Class FW 0.568%, 07/25/41 (a)	1,587,102
700,845	Series 2011-86, Class DF 0.708%, 09/25/41 (a)	708,101

Par Value		Value

	Federal National Mortgage Association REMIC - (continued)
$ 3,949,622	Series 2012-38, Class JE 3.250%, 04/25/42 (b)	$4,052,129
2,020,429	Series 2012-65, Class FB 0.728%, 06/25/42 (a)	2,033,105
2,272,938	Series 2012-71, Class FL 0.708%, 07/25/42 (a)	2,284,489

		40,435,050

	National Credit Union Administration - 1.09%
1,264,598	Series 2011-R2, Class 1A 0.739%, 02/06/20 (a)	1,269,044
1,200,065	Series 2011-R4, Class 1A 0.598%, 03/06/20 (a)	1,202,362
1,404,432	Series 2011-R3, Class 1A 0.609%, 03/11/20 (a)	1,408,930
1,112,295	Series 2011-R5, Class 1A 0.589%, 04/06/20 (a)	1,114,250
954,214	Series 2011-R6, Class 1A 0.589%, 05/07/20 (a)	955,854

		5,950,440

	Private - 1.59%
	Adjustable Rate Mortgage Trust
724,492	Series 2004-4, Class 1A1 2.743%, 03/25/35 (a)	705,599
	Indymac Index Mortgage Loan Trust
484,016	Series 2004-AR4, Class 1A 2.642%, 08/25/34 (a)	379,092
	Merrill Lynch Mortgage Investors, Inc.
62,349	Series 2003-A4, Class 1A 2.735%, 07/25/33 (a)	64,414
	Salomon Brothers Mortgage Securities VII, Inc.
57,642	Series 1994-20, Class A 2.982%, 12/25/24 (a)	57,376
	Structured Adjustable Rate Mortgage Loan
122,242	Series 2004-2, Class 2A 2.919%, 03/25/34 (a)	112,253
265,491	Series 2004-5, Class 1A 2.946%, 05/25/34 (a) (c)	243,212
	Structured Asset Securities Corp.
928,274	Series 2003-34A, Class 3A3 2.810%, 11/25/33 (a)	943,593
	Washington Mutual Mortgage Pass-Through Certificates
414,584	Series 2003-AR6, Class A1 2.444%, 06/25/33 (a)	418,909
2,912,270	Series 2005-AR12, Class 1A8 2.477%, 10/25/35 (a)	2,693,173
	Wells Fargo Mortgage Backed Securities Trust
3,198,694	Series 2005-AR4, Class 2A2 2.693%, 04/25/35 (a)	3,115,810

		8,733,431

	Total Collateralized Mortgage Obligations	103,031,587

	(Cost $102,757,211)

MORTGAGE-BACKED OBLIGATIONS - 34.80%
	Federal Home Loan Mortgage Corporation - 1.64%
702,613	2.695%, 01/01/34 (a)	753,076
182,177	2.884%, 11/01/34 (a)	195,897

See accompanying notes to portfolio of investments.

TRUST FOR CREDIT UNIONS

SHORT DURATION PORTFOLIO

Portfolio of Investments (continued) — November 30, 2012 (unaudited)

Par Value		Value

	Federal Home Loan Mortgage Corporation - (continued)
$ 4,553,490	2.372%, 04/01/35 (a)	$4,883,191
1,660,162	2.380%, 08/01/35 (a)	1,755,108
1,312,262	2.871%, 05/01/36 (a)	1,411,091

		8,998,363

	Federal Home Loan Mortgage Corporation Gold - 1.80%
26	7.000%, 12/01/12	26
3,912	8.000%, 07/01/14	3,923
1,738	7.000%, 03/01/15	1,810
285,960	5.000%, 10/01/17	307,333
346,748	5.000%, 11/01/17	371,389
297,018	8.000%, 11/01/17	327,299
282,018	5.500%, 03/01/18	301,239
148,806	5.500%, 04/01/18	158,804
147,929	6.500%, 05/01/18	165,674
18,971	6.000%, 10/01/18	20,879
6,487	6.000%, 11/01/18	7,143
1,176,499	5.500%, 02/01/19	1,262,702
226,236	5.500%, 01/01/20	245,477
3,749,707	5.000%, 04/01/20	4,044,825
2,548,047	3.500%, 08/01/20	2,683,594

		9,902,117

	Federal National Mortgage Association - 31.21%
9,422	5.500%, 01/01/13	9,463
3,232	6.000%, 02/01/18	3,544
1,258,347	2.800%, 03/01/18	1,362,510
950,000	3.840%, 05/01/18	1,075,370
1,039,602	5.500%, 05/01/18	1,117,410
44,532	6.000%, 05/01/18	48,828
329,620	5.500%, 06/01/18	354,290
2,585	6.000%, 08/01/18	2,835
3,284	6.000%, 09/01/18	3,622
301,563	5.500%, 10/01/18	324,133
372,971	5.500%, 11/01/18	400,885
302,190	6.000%, 11/01/18	332,163
27,827	5.500%, 12/01/18	29,914
514,271	6.000%, 12/01/18	563,885
433,307	6.000%, 01/01/19	475,110
3,250,000	3.334%, 01/25/19 (c)	3,455,704
6,601	6.000%, 02/01/19	7,238
144,030	6.000%, 04/01/19	157,925
34,688	6.000%, 05/01/19	38,035
1,772,304	3.500%, 08/01/20	1,880,361
779,521	3.416%, 10/01/20	866,794
585,113	3.632%, 12/01/20	658,825
1,565,962	4.301%, 01/01/21	1,844,182
1,496,047	4.374%, 06/01/21	1,753,182
228,757	5.000%, 09/01/23	251,694
97,504	6.000%, 10/01/23	109,169
251,271	5.000%, 04/01/27	274,581
1,592,779	5.000%, 06/01/27	1,725,963
810,999	5.000%, 08/01/27	886,234
674,426	5.000%, 01/01/28	736,148
99,161	5.000%, 03/01/28	108,236
1,534,687	5.000%, 04/01/28	1,675,139
365,438	5.000%, 05/01/28	398,882
1,260,808	5.000%, 06/01/28	1,376,195
359,937	5.000%, 07/01/28	392,878
312,880	7.000%, 08/01/28	365,732
692,914	7.000%, 11/01/28	823,902
457,342	5.000%, 04/01/29	499,197

Par Value		Value

	Federal National Mortgage Association - (continued)
$ 1,426,996	5.000%, 09/01/29	$1,551,635
48,082	7.000%, 02/01/32	54,748
51,165	4.185%, 05/01/32 (a)	54,100
177,443	7.000%, 05/01/32	212,961
294,844	2.751%, 09/01/32 (a)	317,049
137,407	7.000%, 09/01/32	153,936
1,185,038	2.340%, 07/01/33 (a)	1,260,270
206,543	5.000%, 09/01/33	225,187
576,961	2.599%, 11/01/33 (a)	615,466
1,693,719	2.345%, 12/01/33 (a)	1,802,354
467,298	2.781%, 03/01/34 (a)	500,763
804,806	2.617%, 04/01/34 (a)	856,983
267,418	2.310%, 08/01/34 (a)	284,245
4,323	6.000%, 09/01/34	4,825
1,578,436	2.338%, 10/01/34 (a)	1,682,139
507,574	2.721%, 10/01/34 (a)	544,375
347,075	5.000%, 11/01/34	378,404
4,793,576	2.291%, 01/01/35 (a)	5,084,621
455,858	2.771%, 03/01/35 (a)	487,587
1,711,148	2.845%, 04/01/35 (a)	1,836,988
1,124,721	2.437%, 05/01/35 (a)	1,203,442
1,141,282	2.525%, 05/01/35 (a)	1,210,026
731,268	2.569%, 05/01/35 (a)	778,429
744,137	2.164%, 06/01/35 (a)	781,181
2,402,992	2.320%, 06/01/35 (a)	2,552,762
1,112,461	5.000%, 06/01/35	1,208,709
1,101,469	2.261%, 08/01/35 (a)	1,158,058
1,723,074	2.820%, 08/01/35 (a)	1,825,595
2,668,570	2.598%, 09/01/35 (a)	2,882,168
1,151,466	3.559%, 09/01/35 (a)	1,238,185
234,776	5.000%, 09/01/35	255,089
552,664	2.239%, 10/01/35 (a)	590,144
779,790	5.000%, 10/01/35	847,312
337,803	5.000%, 12/01/35	367,030
4,577	6.000%, 12/01/35	5,062
23,142	5.000%, 01/01/36	25,144
4,668,800	5.000%, 02/01/36	5,080,781
1,627,788	2.862%, 03/01/36 (a)	1,749,382
1,082,519	2.626%, 04/01/36 (a)	1,135,278
99,990	5.000%, 09/01/36	108,641
5,999,400	6.000%, 12/01/36	6,593,180
202,622	5.000%, 02/01/37	219,646
670,158	5.000%, 03/01/37	726,464
250,476	5.000%, 05/01/37	271,520
50,028	5.000%, 07/01/37	54,544
2,596,736	2.612%, 01/01/38 (a)	2,773,565
900,000	5.000%, 01/01/38	977,866
387,342	5.000%, 04/01/38	419,887
587,505	5.000%, 05/01/38	636,866
991,100	6.000%, 05/01/38	1,089,426
1,566,669	5.000%, 06/01/38	1,698,297
1,935,564	6.000%, 07/01/38	2,127,133
2,000,000	6.000%, 08/01/38	2,193,571
5,000,001	6.000%, 09/01/38	5,483,929
328,072	5.000%, 10/01/38	355,635
87,025	5.000%, 11/01/38	94,337
26,064,437	6.000%, 12/01/38	28,606,896
1,513,271	5.000%, 01/01/39	1,640,413
360,901	5.000%, 04/01/39	391,223
2,978,209	2.287%, 05/01/39 (a)	3,183,667
1,341,817	5.000%, 05/01/39	1,487,386
300,030	5.000%, 06/01/39	325,238
2,785,846	5.000%, 07/01/39	3,019,907

See accompanying notes to portfolio of investments.

TRUST FOR CREDIT UNIONS

SHORT DURATION PORTFOLIO

Portfolio of Investments (continued) — November 30, 2012 (unaudited)

Par Value		Value

	Federal National Mortgage Association - (continued)
$ 310,586	5.000%, 10/01/39	$345,125
1,915,209	5.000%, 06/01/40	2,076,121
569,425	5.000%, 05/01/41	622,071
3,000,000	3.000%, 12/01/42 TBA (e)	3,156,094
1,000,000	4.000%, 12/01/42 TBA (e)	1,071,406
5,000,000	5.500%, 12/01/42 TBA (e)	5,434,375
23,000,000	5.500%, 01/01/43 TBA (e)	25,002,617

		171,379,617

	Government National Mortgage Association - 0.15%
797,179	1.625%, 12/20/34 (a)	835,386

		835,386

	Total Mortgage-Backed Obligations	191,115,483

	(Cost $188,137,420)

AGENCY DEBENTURES - 9.95%
	Federal Home Loan Mortgage Corporation - 8.87%
5,000,000	4.580%, 11/19/13	5,214,320
4,500,000	0.500%, 01/24/14	4,502,039
9,700,000	1.000%, 07/30/14	9,818,214
2,200,000	1.000%, 08/20/14	2,226,019
26,500,000	3.000%, 07/31/19	26,949,679

		48,710,271

	Federal National Mortgage Association - 1.08%
4,800,000	0.625%, 10/30/14	4,829,376
1,100,000	0.750%, 12/19/14	1,109,742

		5,939,118

	Total Agency Debentures	54,649,389

	(Cost $54,611,577)

U.S. TREASURY OBLIGATIONS - 33.03%

	United States Treasury Notes & Bonds - 33.03%
12,600,000	0.250%, 01/31/14	12,604,435
68,100,000	0.250%, 02/28/14	68,121,247
7,100,000	1.875%, 02/28/14	7,244,776
37,900,000	0.250%, 05/31/14	37,905,912
44,800,000	0.125%, 07/31/14	44,709,011
2,900,000	0.500%, 10/15/14	2,912,914
7,900,000	0.250%, 08/15/15	7,887,660

		181,385,955

	Total U.S. Treasury Obligations	181,385,955

	(Cost $181,205,920)

U.S. GOVERNMENT-BACKED OBLIGATIONS - 3.10%
	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Thru Certificates
1,840,345	Series K501, Class A1 1.337%, 06/25/16 (c)	1,873,899
	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Thru Certificates
5,200,000	Series K501, Class A2 1.655%, 11/25/16 (c)	5,374,990
	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Thru Certificates
1,500,000	Series K703, Class A2 2.699%, 05/25/18 (c)	1,624,806

Par Value		Value

	Federal Home Loan Mortgage Corp, Multifamily Structured Pass Thru Certificates
$ 2,523,671	Series KF01, Class A
	0.564%, 04/25/19 (a)	$2,525,437
	National Credit Union Administration
3,100,000	0.229%, 06/12/13 (a)	3,100,031
	National Credit Union Administration
2,300,000	3.000%, 06/12/19	2,526,619

	Total U.S. Government-Backed Obligations	17,025,782

	(Cost $16,502,862)

REPURCHASE AGREEMENT - 6.08%
33,400,000	UBS, 0.210%, Dated 11/30/12, matures 12/03/12, repurchase price $33,400,584 (collateralized by a U.S. Treasury Note with an interest rate of 1.000% due 08/31/17, total market value $34,068,021)	33,400,000

	Total Repurchase Agreement	33,400,000

	(Cost $33,400,000)
	Total Investments - 105.73%	580,608,196

	(Cost $576,614,990) (d)

TBA SALE COMMITMENTS - (2.79)%

	Federal National Mortgage Association - (2.79)%
(4,000,000)	5.000%, 12/01/42 (e)	(4,335,625)
(10,000,000)	6.000%, 12/01/42 (e)	(10,962,500)

	Total TBA Sale Commitments - (2.79)%	(15,298,125)

	(Proceeds $15,323,984)

	Net Other Assets and Liabilities - (2.94)%	(16,141,076)

	Net Assets - 100.00%	$549,168,995

(a)	Variable rate securities. Interest rates disclosed are those which are in effect at November 30, 2012. Maturity date shown is the date of the next coupon rate reset or actual maturity.
(b)	The security has PAC (Planned Amortization Class) collateral.
(c)	This security has Sequential collateral.
(d)	Cost for U.S. federal income tax purposes is $576,614,990. As of November 30, 2012, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $5,054,615 and the aggregate gross unrealized depreciation for all securities in which was an excess of tax cost over value was $1,061,409. Net unrealized appreciation was $3,993,206.
(e)	Represents or includes a TBA transaction. Unsettled TBA transactions as of November 30, 2012 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Credit Suisse Securities (USA) LLC	$20,620,117	($7,110)
Deutsche Bank	1,071,406	1,328
Bank of America	1,052,031	3,919
JPMorgan Chase Bank N.A.	(3,377,187)	18,581

	$19,366,367	$16,718

See accompanying notes to portfolio of investments.

TRUST FOR CREDIT UNIONS

NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 2012 (Unaudited)

A. Investment Valuation

For the Ultra-Short Duration Government and Short Duration Portfolios, investments in mortgage-backed, asset-backed and U.S. Treasury obligations for which accurate market quotations are readily available are valued on the basis of quotations furnished by a pricing service or provided by dealers in such securities. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Securities of the Money Market Portfolio and short-term debt obligations maturing in sixty days or less of the Ultra-Short Duration Government Portfolio and Short Duration Portfolio are valued at amortized cost, which approximates market value. Portfolio securities for which accurate market quotations are not readily available due to, among other factors, current market trading activity, credit quality and default rates, are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Portfolios’ Board of Trustees.

The Portfolios are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

At the end of each fiscal quarter, management evaluates the Level 2 and Level 3 assets and liabilities, if any, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates Level 1 and Level 2 assets and liabilities, if any, on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Portfolios’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Portfolios may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities. For the three months ended November 30, 2012, there were no transfers between Level 1 and Level 2 for the Portfolios.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value each Portfolio’s net assets as of November 30, 2012 is as follows:

	Money Market Portfolio
	Total Market Value at 11/30/12	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Total Investments *	$253,379,352	$—	$253,379,352	$—

* Please refer to Schedule of Investments for security type breakout.

TRUST FOR CREDIT UNIONS

NOTES TO PORTFOLIO OF INVESTMENTS – (continued)

November 30, 2012 (Unaudited)

	Ultra-Short Duration Government Portfolio
	Total Market Value at 11/30/12	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Asset-Backed Securities	$1,472,685	$—	$1,472,685	$—
Collateralized Mortgage Obligations	153,294,263	—	153,294,263	—
Mortgage-Backed Obligations	185,290,946	—	185,290,946	—
Agency Debentures	197,760,365	—	191,790,365	5,970,000
U.S. Treasury Obligations	49,116,310	—	49,116,310	—
U.S. Government-Backed Obligations	21,386,482	—	21,386,482	—
Repurchase Agreement	105,000,000	—	105,000,000	—

	$713,321,051	$—	$707,351,051	$5,970,000

Liabilities:
TBA Sale Commitments	$15,248,750	$—	$15,248,750	$—

	Short Duration Portfolio
	Total Market Value at 11/30/12	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Total Investments *	$580,608,196	$—	$580,608,196	$—

Liabilities:
TBA Sale Commitments	$15,298,125	$—	$15,298,125	$—

* Please refer to Schedule of Investments for security type breakout.

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value as of November 30, 2012:

Ultra-Short Duration Government Portfolio
Fair Value, as of August 31, 2012	$6,218,750
Transfers into Level 3	—
Transfers out of Level 3	—
Gross purchases	—
Gross sales	(250,000)
Total net realized gains (losses)	—
Total change in unrealized appreciation (depreciation)	1,250

Fair Value, as of November 30, 2012	$5,970,000

For additional information regarding the Portfolios’ policy for valuation of investments or other significant accounting policies, please refer to the Portfolios’ most recent Semi-Annual or Annual Report.

TRUST FOR CREDIT UNIONS

NOTES TO PORTFOLIO OF INVESTMENTS – (continued)

November 30, 2012 (Unaudited)

B. Security Transactions and Investment Income

Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.

C. Repurchase Agreements

Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolios, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Portfolios may be delayed or limited and there may be a decline in the value of the collateral during the period while the Portfolios seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolios’ regular custodian or at a custodian specifically designated for purposes of the repurchase agreement under triparty repurchase agreements.

D. When-Issued Securities

Consistent with National Credit Union Administration (“NCUA”) rules and regulations, the Ultra-Short Duration Government and Short Duration Portfolios may purchase or sell securities in when-issued transactions. The value of a when-issued security sale is recorded as an asset and a liability on the Portfolios’ records with the difference between its market value and expected cash proceeds recorded as an unrealized gain or loss. Gains or losses are realized upon delivery of the security sold. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet the terms of the transaction. All settlements in connection with purchases and sales of when-issued securities must be by regular way (i.e., the normal security settlement time, which may vary according to security type). When purchasing a security on a when-issued basis, the Portfolios must set aside liquid assets, or engage in other appropriate measures to cover the obligations under the contract.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Trust for Credit Unions

By (Signature and Title)*	/s/ Charles W. Filson
Charles W. Filson, President
(principal executive officer)

Date	January 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Charles W. Filson
Charles W. Filson, President
(principal executive officer)

Date	January 28, 2013

By (Signature and Title)*	/s/ Jay Johnson
Jay Johnson, Treasurer
(principal financial officer)

Date	January 28, 2013

*	Print the name and title of each signing officer under his or her signature.